PRINCIPAL ACCOUNTING POLICIES - Intangible assets, net and Impairment of long lived assets and intangible assets with definite lives (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Impairment of long lived assets and intangible assets with definite lives
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0	¥ 0
Goodwill impairment loss	¥ 3,700	¥ 13,200
Software copyright
INTANGIBLE ASSETS, NET
Estimated useful lives (n years)		5 years